Other Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Accrued Liabilities [Line Items]
Payrolls and commissions	$ 109.3	$ 103.9
Accrued vacations	60.8	67.2
Income taxes	58.3	40.9
Taxes other than income taxes	53.8	62.4
Postretirement	22.6	25.1
Accrued interest	4.9	4.9
Other	75.4	71.3
Total other accrued liabilities	$ 385.1	$ 375.7